Property, equipment and software	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of property, equipment and software [text block]
Note 11

Property, equipment and software
At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2022
3
2021
3
Historical cost
Balance at the beginning of the year 13,048 4,174 8,642 1,250 27,113 26,238
Additions 162 412 300 1,182 2,057 2,090
Disposals / write-offs
4
(333) (62) (106) 0 (501) (751)
Reclassifications (1,073) 0 1,151 (1,301) (1,223) (18)
Foreign currency translation (217) (65) (42) 5 (319) (445)
Balance at the end of the year 11,587 4,459 9,944 1,136 27,127 27,113
Accumulated depreciation
Balance at the beginning of the year 8,072 1,346 4,807 14,225 13,129
Depreciation 577 451 1,005 2,033 2,078
Impairment
5
3 0 0 3 10
Disposals / write-offs
4
(332) (59) (106) (497) (737)
Reclassifications (761) (1) 0 (761) (12)
Foreign currency translation (135) (24) (6) (164) (243)
Balance at the end of the year 7,425 1,714 5,699 14,839 14,225
Net book value

Net book value at the beginning of the year 4,976 2,828 3,835 1,250 12,888 13,109
Net book value at the end of the

year
4,162 2,746 4,245 1,136
6
12,288 12,888
1 Includes leasehold

improvements and

IT hardware.

2 Represents

right-of-use assets

recognized by

UBS as lessee.

UBS predominantly

enters into

lease contracts,

or contracts

that include

lease components,

in
relation to real estate, including offices,

retail branches and sales offices. The

total cash outflow for leases during 2022 was

USD
614 m (2021: USD 657 m). Interest expense on lease liabilities is included within Interest expense from financial

instruments measured

at amortized

cost and Lease

liabilities are

included within Other

financial liabi

lities measured at

amortized cost.

Refer to Notes

3 and 18a,

respectively.

There were

no
material gains or losses arising

from sale-and-leaseback

transactions in 2022

and in 2021.

3 The total reclassification

amount for the respective

periods represents

net reclassifications to

Properties and other

non-
current assets held for

sale.

4 Includes write-offs

of fully depreciated assets.

5 Impairment charges recorded

in 2022 generally relate

to assets that are no longer

used,

for which the recoverable

amount based on
a value in use approach was

determined to be zero.

6 Consists of USD
939
m related to software

and USD
197
m related to Owned properties

and equipment.

UBS AG
Entity [Table]
Disclosure of property, equipment and software [text block]
Note 11

Property, equipment and software
At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2022
3
2021
3
Historical cost
Balance at the beginning of the year 11,494 3,994 7,924 1,130 24,542 23,785
Additions 90
1
380 330 1,059 1,859 1,789
Disposals / write-offs
4
(284) (48) (81) 0 (414) (632)
Reclassifications (796) 0 1,052 (1,150) (894) (18)
Foreign currency translation (152) (50) (5) 7 (200) (381)
Balance at the end of the year 10,352 4,275 9,220 1,046 24,893 24,542
Accumulated depreciation
Balance at the beginning of the year 7,178 1,272 4,380 12,830 11,827
Depreciation 463 430 926 1,819 1,835
Impairment
5
2 0 0 2 9
Disposals / write-offs
4
(283) (45) (81) (410) (619)
Reclassifications (565) (1) 0 (566) (12)
Foreign currency translation (98) (18) 17 (99) (210)
Balance at the end of the year 6,697 1,638 5,242 13,577 12,830
Net book value

Net book value at the beginning of the year
4,316 2,722 3,544 1,130 11,712 11,958
Net book value at the end of the

year
3,655 2,637 3,978 1,046
6
11,316 11,712
1 Includes leasehold improvements and IT hardware.

2 Represents right-

of-use assets recognized by UBS AG as lessee.

UBS AG predominantly enters into

lease contracts, or contracts

that include lease components,
in relation to

real estate,

including offices,

retail branches

and sales offices.

The total

cash outflow

for leases

during 2022 was

USD
589 m (2021: USD 632
m). Interest expense

on lease liabilities

is included within
Interest expense from

financial instruments

measured at amortized

cost and Lease

liabilities are

included within Other

financial

liabilities measured

at amortized

cost. Refer

to Notes 3

and 18a, respectively.

There
were no material

gains or losses

arising from sale

-and-leaseback transactions

in 2022 and in

2021.

3 The total

reclassification

amount for the

respective periods

represents

net reclassifications

to Properties and
other non-current assets held for

sale.

4 Includes write-

offs of fully depreciated assets.

5 Impairment charges

recorded in 2022 generally

relate to assets that are no longer

used,

for which the recoverable

amount
based on a value in use approach

was determined to

be zero.

6 Consists of USD
858
m related to software and

USD
188
m related to Owned properties

and equipment.